Share-based Payments - Expense recognized for participant services (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2019 EUR (€)
Share-based Payments
Expense arising from cash-settled share-based payments	€ 50,316		€ 7,880
Weighted average fair value of options granted	€ 16,949	€ 16,949	€ 8,726
Exercise price | $ / shares		€ 1